U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and address of issuer: Prudential Mortgage Income
          Fund,  Inc., Gateway Center Three, Newark,  New  Jersey
          07102.

     2.   Name  of  each series or class of funds for which  this
          notice  is  filed:   The Fund offers three  classes  of
          shares designated Class A, Class B and Class C.

     3.   Investment Company Act File Number:  811-3397.
          Securities Act File Number: 2-76061.

     4.   Last day of fiscal year for which this notice is filed:
          December 31, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

     6.   Date  of termination of issuer's declaration under rule
          24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/$0.

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None/$0.

     9. Number and aggregate sale price of securities sold during the fiscal year: 611,345/$8,733,423.

    10.   Number  and  aggregate sale price  of  securities  sold
          during   the  fiscal year in reliance upon registration
          pursuant to  rule 24f-2: 611,345/$8,733,423.

      11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction
          B.7):  540,480/$7,670,064.

      12. Calculation of registration fee:

         (i)   Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):  $8,733,423

        (ii)   Aggregate price of shares issued in
               connection with dividend reinvestment
               plans   (from   item  11,  if  applicable):      +
7,670,064

       (iii)   Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if                                   applicable):
(45,875,856)

        (iv)   Aggregate price of shares redeemed or
               repurchased and previously applied
               as a reduction to filing fees
               pursuant to rule 24e-2
               (if applicable):                        +      -0-

         (v)   Net aggregate price of securities
               sold and issued during the fiscal
               year in reliance of rule 24f-2
               [line (i), plus line (ii), less
               line (iii), plus line (iv)]
               (if                                   applicable):
($29,472,370)

        (vi)   Multiplier prescribed by section
               6(b) of the Securities Act of 1933
               or other applicable law or regulation
               (see    instruction    C.6):                     x
1/3300

       (vii)   Fee due [line (i) or line (v)
               multiplied by line (vi)]:                       -0-

Instructions:  Issuers  should complete lines (ii),  (iii),  (iv)
               and (v) only if the form is being filed within  60
               days  after the close of the issuer's fiscal year.
               See Instruction C.3.

    13.   Check   box   if  fees  are  being  remitted   to   the
          Commission's    lockbox  depository  as  described   in
          section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                  [x]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: _____________.


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       /s/ S. Jane Rose
                                   By (S. Jane Rose, Secretary)


     Date: February 26, 1997














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